Note 7 - Components of Working Capital Accounts	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
7.	Components of working capital accounts

	December 31, 2014	December 31, 2013

Inventories
Work-in-progress	$10,525	$8,748
Finished goods	4,189	2,973
Supplies and other	4,236	4,083
	$18,950	$15,804

Accrued liabilities
Accrued payroll, commission and benefits	$311,781	$278,641
Accrued interest	3,112	3,584
Customer advances	5,176	5,505
Other	114,750	104,647
	$434,819	$392,377